UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/04

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	Aug 2, 2004


Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total (x$1000):  27,001,734



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   657774 7307793.000SH     SOLE              6251150.000       1056643.000
                                                            156680 1740700.000SH     OTHER                               1740700.000
Abbott Laboratories            COM              002824100     8643 212040.000SH      SOLE                84340.000        127700.000
American Express Co            COM              025816109   452576 8808413.000SH     SOLE              7533893.000       1274520.000
                                                            109429 2129800.000SH     OTHER                               2129800.000
American Int'l Group           COM              026874107   890779 12496908.000SH    SOLE             10675957.000       1820951.000
                                                            224967 3156100.000SH     OTHER                               3156100.000
Amgen                          COM              031162100   216467 3966777.000SH     SOLE              3390730.000        576047.000
                                                             56649 1038100.000SH     OTHER                               1038100.000
Apollo Group, Inc CL A         COM              037604105   460494 5215690.000SH     SOLE              4460220.000        755470.000
                                                            123306 1396600.000SH     OTHER                               1396600.000
Avon Products Inc              COM              054303102      711 15400.000SH       SOLE                15400.000
Baker Hughes Inc               COM              057224107    12711 337600.000SH      SOLE               337600.000
Bed Bath & Beyond Inc Company  COM              075896100   451680 11747211.000SH    SOLE             10044581.000       1702630.000
                                                            115650 3007800.000SH     OTHER                               3007800.000
Berkshire Hathaway Inc-Cl A    COM              084670108      712 8.000SH           SOLE                    8.000
Boston Scientific Corp Com     COM               101137107  610189 14256756.000SH    SOLE             12185256.000       2071500.000
                                                            156644 3659900.000SH     OTHER                               3659900.000
Caterpillar Inc                COM               149123101  459536 5784685.000SH     SOLE              4950535.000        834150.000
                                                            107085 1348000.000SH     OTHER                               1348000.000
Cisco Systems                  COM              17275R102   359322 15161263.000SH    SOLE             12906758.000       2254505.000
                                                             64891 2738000.000SH     OTHER                               2738000.000
Citigroup Inc.                 COM               172967101  656398 14116089.000SH    SOLE             12078617.000       2037472.000
                                                            160434 3450200.000SH     OTHER                               3450200.000
Coca-Cola Co                   COM               191216100  877244 17378040.000SH    SOLE             14920659.000       2457381.000
                                                            273379 5415600.000SH     OTHER                               5415600.000
Colgate-Palmolive Co           COM               194162103  560618 9591414.000SH     SOLE              8208524.000       1382890.000
                                                            141297 2417400.000SH     OTHER                               2417400.000
Disney, Walt Co                COM               254687106  447294 17547839.000SH    SOLE             15044079.000       2503760.000
                                                            113726 4461600.000SH     OTHER                               4461600.000
Ebay, Inc.                     COM               278642103  323153 3514444.000SH     SOLE              3006079.000        508365.000
                                                             85651 931500.000SH      OTHER                                931500.000
Electronic Arts, Inc.          COM               285512109  453778 8318565.000SH     SOLE              7113250.000       1205315.000
                                                            125498 2300600.000SH     OTHER                               2300600.000
Eli Lilly & Co                 COM               532457108  780250 11160778.000SH    SOLE              9537502.000       1623276.000
                                                            195049 2790000.000SH     OTHER                               2790000.000
E M C Corp Mass                COM               268648102       0 40.000SH          SOLE                   40.000
Exxon Mobil Corp               COM              30231G102     1132 25480.000SH       SOLE                20660.000          4820.000
Gannett Inc Com                COM               364730101  475606 5605254.000SH     SOLE              4796148.000        809106.000
                                                            120241 1417100.000SH     OTHER                               1417100.000
Genentech, Inc.                COM               368710406  659717 11738735.000SH    SOLE             10043615.000       1695120.000
                                                            163587 2910800.000SH     OTHER                               2910800.000
General Electric Co            COM               369604103  460552 14214543.000SH    SOLE             12173793.000       2040750.000
                                                            118425 3655100.000SH     OTHER                               3655100.000
Gillette Co                    COM               375766102  989666 23341176.000SH    SOLE             20012611.000       3328565.000
                                                            253751 5984700.000SH     OTHER                               5984700.000
Illinois Tool Works            COM               452308109  477143 4975941.000SH     SOLE              4258966.000        716975.000
                                                            112949 1177900.000SH     OTHER                               1177900.000
Int'l Business Machines        COM              459200101      237 2684.000SH        SOLE                 2684.000
Intel Corp                     COM              458140100      362 13100.000SH       SOLE                13100.000
Johnson & Johnson              COM               478160104  804565 14444622.000SH    SOLE             12415643.000       2028979.000
                                                            216428 3885600.000SH     OTHER                               3885600.000
Kohls Corp Com                 COM               500255104  413182 9772503.000SH     SOLE              8360529.000       1411974.000
                                                            126320 2987700.000SH     OTHER                               2987700.000
Lauder Estee Cos Inc Cl A      COM               518439104    2861 58655.000SH       SOLE                48920.000          9735.000
Marriott Int'l, Inc Cl-A       COM               571903202  319267 6400703.000SH     SOLE              5479832.000        920871.000
                                                             89235 1789000.000SH     OTHER                               1789000.000
Maxim Integrated Products      COM              57772K101   728465 13896699.000SH    SOLE             11890569.000       2006130.000
                                                            190557 3635200.000SH     OTHER                               3635200.000
McDonald's Corp                COM               580135101  321209 12354205.000SH    SOLE             10561540.000       1792665.000
                                                             81916 3150600.000SH     OTHER                               3150600.000
Medtronic Inc                  COM               585055106  646523 13270179.000SH    SOLE             11356866.000       1913313.000
                                                            165721 3401500.000SH     OTHER                               3401500.000
Microsoft Corp                 COM              594918104     1399 49000.000SH       SOLE                45200.000          3800.000
Molex Inc Com                  COM              608554101      135 4200.000SH        SOLE                 4200.000
Molex Cl A (Non-Vtg)           COM              608554200      413 15125.000SH       SOLE                15125.000
Nokia Corp Sponsored ADR       COM              654902204      348 23900.000SH       SOLE                23900.000
Omnicom Group                  COM               681919106  523605 6899521.000SH     SOLE              5901953.000        997568.000
                                                            122661 1616300.000SH     OTHER                               1616300.000
Paychex Inc.                   COM               704326107  455950 13457779.000SH    SOLE             11516284.000       1941495.000
                                                            108734 3209400.000SH     OTHER                               3209400.000
Pepsico Inc                    COM               713448108  721003 13381650.000SH    SOLE             11463922.000       1917728.000
                                                            193903 3598800.000SH     OTHER                               3598800.000
Pfizer Inc                     COM               717081103  641694 18719190.000SH    SOLE             16102193.000       2616997.000
                                                            162582 4742780.000SH     OTHER                               4742780.000
Procter & Gamble Co            COM               742718109 1054849 19376352.000SH    SOLE             16567598.000       2808754.000
                                                            282669 5192300.000SH     OTHER                               5192300.000
Qualcomm Inc Com               COM               747525103 1178743 16151587.000SH    SOLE             13803349.000       2348238.000
                                                            304910 4178000.000SH     OTHER                               4178000.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      229 4430.000SH        SOLE                 4430.000
Schlumberger                   COM               806857108 1014005 15966073.000SH    SOLE             13618626.000       2347447.000
                                                            278044 4377950.000SH     OTHER                               4377950.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Street Corp.             COM              857477103      275 5600.000SH        SOLE                 5600.000
Stryker Corp                   COM              863667101      660 12000.000SH       SOLE                                  12000.000
United Parcel Service-Cl B     COM               911312106  895706 11915749.000SH    SOLE             10172298.000       1743451.000
                                                            220504 2933400.000SH     OTHER                               2933400.000
Wrigley, (Wm) Jr Cl B          COM               982526105    8081 128170.000SH      SOLE                95940.000         32230.000
Montag & Caldwell Growth N Fun                  00078H299      351 15469.977SH       SOLE                                  15469.977